Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K (the “PvP Rules”), we are providing the following: (1) tabular compensation and performance disclosure for 2021, 2022, 2023, 2024, and 2025; (2) an unranked list of three performance measures that the Company considers to be its most important measures used to align compensation actually paid to the NEOs for 2025 to Company performance; and (3) additional disclosure relative to the relationship between the “Compensation Actually Paid” (“CAP”) set forth in the Pay versus Performance Table and each of the performance metrics set forth in the Pay versus Performance Table and between the Company’s and the Peer Group TSR, in each case over 2021-2025.
For further information concerning Humana’s variable pay-for-performance philosophy and how Humana aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis.”
Pay Versus Performance Table
Pursuant to the PvP Rules, the Pay versus Performance Table (set forth below) is required to include for each year the CAP to the CEO and the average CAP for non-CEO named executive officers. CAP represents a calculation of compensation that differs significantly from the Summary Compensation Table calculation of compensation, as well as from the way in which the Organization and Compensation Committee views annual compensation decisions, as discussed in the Compensation Discussion and Analysis. For example, the CAP calculation for a given year includes the change in fair value of multiple years of equity grants that are outstanding and unvested during the year, whereas the Summary Compensation Table calculation includes only the grant date fair value of equity awards that are granted during the year. These differences result in a CAP calculation that may be higher or lower than the corresponding Summary Compensation Table calculation, and that also may be more significantly impacted by changes in stock price. It is also important to note that outstanding equity awards may be represented in more than one year of the Pay versus Performance Table.
Equity grants (performance-based restricted stock units, restricted stock units and stock options) constitute a meaningful portion of compensation for the CEOs and other NEOs. The value of equity grants will not be realized before applicable restriction periods and/or conditions lapse (including, with respect to the performance-based restricted stock units, the achievement of pre-determined performance goals) and the ultimate value of such awards is subject to changes in stock price. While each participant was awarded a target number of performance-based restricted stock units, the actual number of performance-based restricted stock units earned could vary from zero (0) up to two (2) times target, if performance objectives are meaningfully exceeded, and no participant will receive any portion of performance-based restricted stock units if the threshold performance objectives are not met.
	Summary Compensation Table Total for		Compensation Actually Paid to		Average Summary Compensation Table Total for	Average Compensation Actually Paid to	Value of Initial Fixed $100 Investment Based On:
Year	PEO 1 ($)(1) (b)(1)	PEO 2 ($)(1) (b)(2)	PEO 1 ($)(2) (c)(1)	PEO 2 ($)(2) (c)(2)	Non-PEO NEOs ($)(3) (d)	Non-PEO NEOs ($)(4) (e)	Total Shareholder Return ($)(5) (f)	Peer Total Shareholder Return ($)(6) (g)	Net Income ($mm)(7) (h)	Adjusted EPS ($)(8) (i)	Pre-Tax Earnings ($mm)(9) (j)
2025	18,757,075	N/A	18,828,255	N/A	9,393,703	9,469,480	65	108	1,203	—	2,841
2024	15,579,477	12,057,164	9,229,775	184,356	10,066,604	6,262,690	64	107	1,214	16.21	2,702
2023		16,327,384		(37,708)	3,866,828	1,654,500	114	115	2,484	26.09	4,369
2022		17,198,844		30,353,498	4,154,126	6,537,728	126	116	2,802	25.24	4,181
2021		16,528,036		25,833,960	4,111,051	5,872,201	114	125	2,934	20.64	3,356

(1)
The dollar amounts reported in column (b)(1) are the amounts of total compensation reported for Mr. Rechtin (PEO 1) (our current President and Chief Executive Officer) and the dollar amounts reported in column (b)(2) are the amounts of total compensation reported for Mr. Broussard (PEO 2) (our former Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table” in the proxy statement.

(2)
The dollar amounts reported in column (c)(1) represent the amount of CAP to Mr. Rechtin and the dollar amounts reported in column (c)(2) represent the amount of CAP to Mr. Broussard, as computed in accordance with PvP Rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rechtin or Mr. Broussard during the applicable year. In accordance with the requirements of PvP Rules, the following adjustments were made to Mr. Rechtin’s total compensation for the most recent fiscal year to determine the PEO 1 CAP:

Year	Summary Compensation Table Total ($)	Equity Deductions from SCT Total(a) ($)	Equity Additions to SCT Total(b) ($)	Pension Deductions / Additions to SCT Total ($)	Compensation Actually Paid ($)
2025 PEO 1(2)	18,757,075	13,868,141	13,939,321	N/A	18,828,255

(a)
The amount in this column represents the grant date fair value of equity-based awards granted during each year. Pursuant to the requirements of Item 402(c)(2)(v) and (vi) of Regulation S-K, the Summary Compensation Table is required to include only those equity awards granted during the particular year. These equity awards are generally made in the first quarter of the year.

(b)
The equity award adjustments for the most recent fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the most recent fiscal year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the most recent fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the most recent fiscal year; (iii) for awards that are granted and vest in the most recent fiscal year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the most recent fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the most recent fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the most recent fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the most recent fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Current Year Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025 PEO 1	12,243,372	(140,338)	89,146	1,714,133	0	33,008	13,939,321

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Messrs. Rechtin and Broussard) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Messrs. Rechtin and Broussard) included for purposes of calculating the average amounts in each applicable year are (a) for 2025, Celeste M. Mellet, Susan M. Diamond, Japan A. Mehta, Michelle A. O’Hara, and Sanjay K. Shetty; (b) for 2024, Susan M. Diamond, David E. Dintenfass, Sanjay K. Shetty, and George Renaudin II; (c) for 2023, Susan M. Diamond, Sanjay K. Shetty, Joseph C. Ventura, and George Renaudin II; (d) for 2022, Susan M. Diamond, T. Alan Wheatley, Timothy S. Huval, and Joseph C. Ventura; and (e) for 2021, Susan M. Diamond, Brian A. Kane, T. Alan Wheatley, Timothy S. Huval, and William K. Fleming.
(4)
The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding Messrs. Rechtin and Broussard), as computed in accordance with the PvP Rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Messrs. Rechtin and Broussard) during the applicable year. In accordance with the requirements of the PvP Rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Rechtin) for the most recent fiscal year to determine the CAP, using the same methodology described in Note 2:

Year	Summary Compensation Table Total ($)	Equity Deductions from SCT Total ($)	Equity Additions to SCT Total ($)	Pension Deductions / Additions to SCT Total ($)	Compensation Actually Paid ($)
2025(3)	9,393,703	4,897,260	4,973,037	N/A	9,469,480
The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Year End Fair Value of Current Year Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	4,586,889	30,996	10,876	330,886	0	13,391	4,973,037

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Dow Jones U.S. Select Health Care Providers Total Return Index.

(7)
The dollar amounts reported represent the amount of Net Income reflected in the Company’s audited financial statements for the applicable year. While the Company does not use net income as a performance measure in its executive compensation program, the measure of net income is correlated with the measure Pre-Tax Earnings, which the company does use when setting goals in the Company’s short-term incentive compensation program.

(8)
Adjusted EPS is defined at page A-1 of this proxy statement, under “Appendix A — Reconciliation of Non-GAAP Financial Measure.” For periods 2021-2024, the Company used Adjusted EPS as the financial performance measure to link CAP to the Company’s NEOs, for the then most recently completed fiscal year, to Company performance.

(9)
Pre-Tax Earnings measures the adjusted consolidated income before taxes and equity in net earnings. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Pre-Tax Earnings, which it uses for setting goals in the Company’s short-term incentive compensation program, is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the Company’s NEOs.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b)(1) are the amounts of total compensation reported for Mr. Rechtin (PEO 1) (our current President and Chief Executive Officer) and the dollar amounts reported in column (b)(2) are the amounts of total compensation reported for Mr. Broussard (PEO 2) (our former Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table” in the proxy statement.
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Messrs. Rechtin and Broussard) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Messrs. Rechtin and Broussard) included for purposes of calculating the average amounts in each applicable year are (a) for 2025, Celeste M. Mellet, Susan M. Diamond, Japan A. Mehta, Michelle A. O’Hara, and Sanjay K. Shetty; (b) for 2024, Susan M. Diamond, David E. Dintenfass, Sanjay K. Shetty, and George Renaudin II; (c) for 2023, Susan M. Diamond, Sanjay K. Shetty, Joseph C. Ventura, and George Renaudin II; (d) for 2022, Susan M. Diamond, T. Alan Wheatley, Timothy S. Huval, and Joseph C. Ventura; and (e) for 2021, Susan M. Diamond, Brian A. Kane, T. Alan Wheatley, Timothy S. Huval, and William K. Fleming.

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Dow Jones U.S. Select Health Care Providers Total Return Index.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c)(1) represent the amount of CAP to Mr. Rechtin and the dollar amounts reported in column (c)(2) represent the amount of CAP to Mr. Broussard, as computed in accordance with PvP Rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rechtin or Mr. Broussard during the applicable year. In accordance with the requirements of PvP Rules, the following adjustments were made to Mr. Rechtin’s total compensation for the most recent fiscal year to determine the PEO 1 CAP:

Year	Summary Compensation Table Total ($)	Equity Deductions from SCT Total(a) ($)	Equity Additions to SCT Total(b) ($)	Pension Deductions / Additions to SCT Total ($)	Compensation Actually Paid ($)
2025 PEO 1(2)	18,757,075	13,868,141	13,939,321	N/A	18,828,255

(a)
The amount in this column represents the grant date fair value of equity-based awards granted during each year. Pursuant to the requirements of Item 402(c)(2)(v) and (vi) of Regulation S-K, the Summary Compensation Table is required to include only those equity awards granted during the particular year. These equity awards are generally made in the first quarter of the year.

(b)
The equity award adjustments for the most recent fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the most recent fiscal year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the most recent fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the most recent fiscal year; (iii) for awards that are granted and vest in the most recent fiscal year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the most recent fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the most recent fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the most recent fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the most recent fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Current Year Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025 PEO 1	12,243,372	(140,338)	89,146	1,714,133	0	33,008	13,939,321

Non-PEO NEO Average Total Compensation Amount	$ 9,393,703	$ 10,066,604	$ 3,866,828	$ 4,154,126	$ 4,111,051
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,469,480	6,262,690	1,654,500	6,537,728	5,872,201
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding Messrs. Rechtin and Broussard), as computed in accordance with the PvP Rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Messrs. Rechtin and Broussard) during the applicable year. In accordance with the requirements of the PvP Rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Rechtin) for the most recent fiscal year to determine the CAP, using the same methodology described in Note 2:

Year	Summary Compensation Table Total ($)	Equity Deductions from SCT Total ($)	Equity Additions to SCT Total ($)	Pension Deductions / Additions to SCT Total ($)	Compensation Actually Paid ($)
2025(3)	9,393,703	4,897,260	4,973,037	N/A	9,469,480
The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Year End Fair Value of Current Year Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	4,586,889	30,996	10,876	330,886	0	13,391	4,973,037

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Relative TSR The following graphs depict the relationship between TSR and CAP to Humana’s CEOs and the NEOs, respectively.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income The following graphs depict the relationship between Net Income and CAP to Humana’s CEOs and the NEOs, respectively.

Total Shareholder Return Vs Peer Group	Compensation Actually Paid and Relative TSR The following graphs depict the relationship between TSR and CAP to Humana’s CEOs and the NEOs, respectively.

Tabular List, Table	The most important performance measures are: • Pre-Tax Earnings • Relative Total Shareholder Return
Total Shareholder Return Amount	$ 65	64	114	126	114
Peer Group Total Shareholder Return Amount	108	107	115	116	125
Net Income (Loss)	$ 1,203,000,000	$ 1,214,000,000	$ 2,484,000,000	$ 2,802,000,000	$ 2,934,000,000
Company Selected Measure Amount		16.21	26.09	25.24	20.64
PEO Name	Mr. Rechtin
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	Compensation Actually Paid and Pre-Tax Earnings The following graphs depict the relationship between EPS and CAP to Humana’s CEOs and the NEOs, respectively.

Other Performance Measure, Amount	2,841
Name	Pre-Tax Earnings
Non-GAAP Measure Description
(8)
Adjusted EPS is defined at page A-1 of this proxy statement, under “Appendix A — Reconciliation of Non-GAAP Financial Measure.” For periods 2021-2024, the Company used Adjusted EPS as the financial performance measure to link CAP to the Company’s NEOs, for the then most recently completed fiscal year, to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount		2,702
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Other Performance Measure, Amount			4,369
Measure:: 4
Pay vs Performance Disclosure
Other Performance Measure, Amount				4,181
Measure:: 5
Pay vs Performance Disclosure
Other Performance Measure, Amount					3,356
Mr Rechtin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 18,757,075	$ 15,579,477
PEO Actually Paid Compensation Amount	18,828,255	9,229,775
Mr Broussard [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		12,057,164	$ 16,327,384	$ 17,198,844	$ 16,528,036
PEO Actually Paid Compensation Amount		$ 184,356	$ (37,708)	$ 30,353,498	$ 25,833,960
PEO | Mr Rechtin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,868,141)
PEO | Mr Rechtin [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,939,321
PEO | Mr Rechtin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,243,372
PEO | Mr Rechtin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(140,338)
PEO | Mr Rechtin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,146
PEO | Mr Rechtin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,714,133
PEO | Mr Rechtin [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr Rechtin [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,008
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,897,260)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,973,037
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,586,889
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,996
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,876
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	330,886
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 13,391